Schedule of Investments (unaudited)	iShares® MSCI Brazil ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 4.3%
Banco Bradesco SA	19,550,058	$85,752,122
Banco do Brasil SA	15,356,953	98,682,648
Banco Inter SA	3,362,324	44,083,044
Banco Santander Brasil SA	7,955,499	62,921,056
		291,438,870
Beverages — 3.7%
Ambev SA	72,115,502	248,378,314

Capital Markets — 5.4%
B3 SA - Brasil, Bolsa, Balcao	87,412,192	294,186,129
Banco BTG Pactual SA	3,057,579	72,923,819
		367,109,948
Containers & Packaging — 1.0%
Klabin SA(a)	13,123,836	66,328,039

Diversified Telecommunication Services — 1.0%
Telefonica Brasil SA	8,275,432	70,183,260

Electric Utilities — 2.4%
Centrais Eletricas Brasileiras SA	5,832,523	49,062,265
CPFL Energia SA	3,400,803	18,734,205
Energisa SA	2,162,202	19,279,223
Equatorial Energia SA	16,607,010	78,801,803
		165,877,496
Electrical Equipment — 2.7%
WEG SA	28,359,697	185,828,742

Food & Staples Retailing — 2.1%
Atacadao SA	8,740,965	37,568,858
Raia Drogasil SA	19,356,245	104,660,472
		142,229,330
Food Products — 2.4%
BRF SA(a)	10,899,981	53,875,609
JBS SA	18,645,900	108,225,430
		162,101,039
Health Care Providers & Services — 2.8%
Hapvida Participacoes e Investimentos SA(b)	13,324,430	40,906,207
Notre Dame Intermedica Participacoes SA	7,472,064	126,725,586
Rede D’Or Sao Luiz SA(b)	1,634,240	22,018,983
		189,650,776
Independent Power and Renewable Electricity Producers — 0.5%
Engie Brasil Energia SA	4,423,683	33,773,691

Insurance — 0.9%
BB Seguridade Participacoes SA	12,926,565	58,038,955

Internet & Direct Marketing Retail — 0.7%
B2W Cia. Digital(a)	4,063,200	46,582,919

Metals & Mining — 20.9%
Cia. Siderurgica Nacional SA	12,254,811	105,625,057
Vale SA	59,411,933	1,308,460,132
		1,414,085,189
Multiline Retail — 4.9%
Lojas Renner SA	15,552,567	139,658,871
Magazine Luiza SA	49,323,055	190,792,407
		330,451,278
Oil, Gas & Consumable Fuels — 6.3%
Cosan SA	19,125,482	85,761,366
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro SA	56,041,178	$286,566,263
Ultrapar Participacoes SA	14,253,556	52,783,858
		425,111,487
Paper & Forest Products — 2.2%
Suzano SA(a)	12,726,153	148,293,124

Personal Products — 2.2%
Natura & Co. Holding SA(a)	15,156,803	149,919,066

Pharmaceuticals — 0.8%
Hypera SA	7,288,292	50,903,511

Road & Rail — 3.3%
Localiza Rent a Car SA	10,624,587	127,718,475
Rumo SA(a)	23,659,242	93,834,360
		221,552,835
Software — 0.5%
TOTVS SA	5,573,421	36,862,410

Specialty Retail — 1.2%
Petrobras Distribuidora SA	8,556,371	42,357,459
Via Varejo SA(a)	16,854,104	41,975,991
		84,333,450
Transportation Infrastructure — 0.9%
CCR SA	23,325,191	61,672,992

Water Utilities — 0.7%
Cia. de Saneamento Basico do Estado de Sao Paulo	6,488,110	48,713,423

Wireless Telecommunication Services — 0.6%
TIM SA	17,132,485	40,006,589

Total Common Stocks — 74.4%
(Cost: $2,974,586,533)		5,039,426,733

Preferred Stocks

Banks — 13.7%
Banco Bradesco SA, Preference Shares, NVS	74,039,248	376,184,214
Itau Unibanco Holding SA, Preference Shares, NVS	73,822,500	418,427,126
Itausa SA, Preference Shares, NVS	63,294,782	131,891,961
		926,503,301
Chemicals — 0.3%
Braskem SA, Class A, Preference Shares, NVS	1,787,549	17,173,394

Electric Utilities — 1.8%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	5,578,815	46,649,799
Cia. Energetica de Minas Gerais, Preference Shares, NVS	21,834,267	56,893,019
Cia. Paranaense de Energia, Preference Shares, NVS	16,430,839	20,114,119
		123,656,937
Metals & Mining — 2.3%
Bradespar SA, Preference Shares, NVS	2,347,174	32,070,583
Gerdau SA, Preference Shares, NVS	19,842,013	125,333,206
		157,403,789
Multiline Retail — 0.9%
Lojas Americanas SA, Preference Shares, NVS	16,408,215	62,620,526

Oil, Gas & Consumable Fuels — 5.5%
Petroleo Brasileiro SA, Preference Shares, NVS	72,346,978	372,999,846

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.4%
Alpargatas SA, Preference Shares, NVS	2,804,979	$25,451,860

Total Preferred Stocks — 24.9%
(Cost: $1,210,428,863)		1,685,809,653

Total Investments in Securities — 99.3%
(Cost: $4,185,015,396)		6,725,236,386

Other Assets, Less Liabilities — 0.7%		45,335,428

Net Assets — 100.0%		$6,770,571,814

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$7,890,000	$—	$(7,890,000	)(b)	$—	$—	$—	—	$2,066	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	736	06/18/21	$38,940	$3,813,417

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,039,426,733	$—	$—	$5,039,426,733
Preferred Stocks	1,685,809,653	—	—	1,685,809,653
	$6,725,236,386	$—	$—	$6,725,236,386
Derivative financial instruments(a)
Assets
Futures Contracts	$3,813,417	$—	$—	$3,813,417

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
May 31, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

3